Share capital - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	30,927,000	32,489,000
Number of options granted (in shares) | shares	3,042,000	4,534,000
B2Gold replacement options on acquisition of Sabina (in shares) | shares	3,342,000
Number of options exercised (in shares) | shares	(5,098,000)	(4,955,000)
Number of options forfeited or expired (in shares) | shares	(1,246,000)	(1,141,000)
Number of outstanding options, ending of year (in shares) | shares	30,967,000	30,927,000
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 4.98	$ 4.75
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	4.80	5.29
Weighted average exercise price, B2Gold replacement options on acquisition of Sabina (in Cdn.$ per share) | $ / shares	3.87
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	3.42	3.67
Weighted average exercise price, options forfeited or expired (in Cdn.$per share) | $ / shares	5.28	5.35
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 5.09	$ 4.98